Investment Objectives and Goals - Reinhart Genesis PMV Fund	Sep. 28, 2026
Prospectus [Line Items]
Risk/Return [Heading]	Reinhart Genesis PMV Fund
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The Reinhart Genesis PMV Fund (the “Fund” or the “Genesis Fund”) seeks long-term capital appreciation.